Offerings - Offering: 1	Jun. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Amount Registered | shares	940,051
Proposed Maximum Offering Price per Unit	1.70
Maximum Aggregate Offering Price	$ 1,598,086.70
Fee Rate	0.01381%
Amount of Registration Fee	$ 220.70
Offering Note	Represents additional shares of common stock reserved for issuance pursuant to future awards under the registrant’s 2024 Equity Incentive Plan, as amended (the “Plan”). Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this Registration Statement covers any additional shares that become issuable under the Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the registrant’s receipt of consideration that results in an increase in the number of the outstanding shares. The Proposed Maximum Offering Price Per Unit was estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based upon the average of the high and low prices of the registrant’s common stock reported on the OTCQX Best Market operated by OTC Markets Group Inc. on June 8, 2026.